Trade receivables - Analysis of past due receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade receivables, gross	$ 1,438	$ 1,307
Provisions for doubtful trade receivables	(48)	(54)	$ (77)	$ (55)
Total trade receivables, net	1,390	1,253
Not overdue [member]
Disclosure of provision matrix [line items]
Trade receivables, gross	1,135	1,018
Past due for not more than one month [member]
Disclosure of provision matrix [line items]
Trade receivables, gross	118	118
Past due for more than one month but less than three months [member]
Disclosure of provision matrix [line items]
Trade receivables, gross	81	70
Past due for more than three months but less than six months [member]
Disclosure of provision matrix [line items]
Trade receivables, gross	47	34
Past due for more than six months but less than one year [member]
Disclosure of provision matrix [line items]
Trade receivables, gross	21	20
Past due for more than one year [member]
Disclosure of provision matrix [line items]
Trade receivables, gross	$ 36	$ 47